UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22398

Spinnaker ETF Series
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina 27804

(Address of principal executive offices)  (Zip code)

Paracorp Inc.

2140 South Dupont Hwy, Camden, DE 19934

(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: July 31

Date of reporting period: January 31, 2025

Item 1.	Report to Stockholders.

(a)

Tuttle Capital Self Defense Index ETF Tailored Shareholder Report

Tuttle Capital Self Defense Index ETF

Ticker: GUNZ

Exchange: CBOE

Semi-Annual Shareholder Report January 31, 2025

This semi-annual shareholder report contains important information about Tuttle Capital Self Defense Index ETF for the period September 9, 2024 to January 31, 2025. You can find additional information about the Fund at www.gunzetf.com/fund-info. You can also request this information by contacting us at (800) 773-3863.

What were the Fund costs for the past period?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GUNZ	$41¹	0.95%

¹ Based on operations for the period from September 9, 2024 to January 31, 2025. Expenses for the full fiscal period would be higher.

Key Fund Statistics
(as of January 31, 2025)

Net Assets	$584,093
Number of Holdings	18
Portfolio Turnover	31.53%

In what did the Fund invest?

(as of January 31, 2025)

Sector Breakdown (% of net assets)

Top Ten Holdings	(% of net assets)
AMMO Inc	9.1%
Palantir Technologies Inc	6.2%
ADT Inc	5.8%
OSI Systems Inc	5.8%
Axon Enterprise Inc	5.7%
Teledyne Technologies Inc	5.7%
Evolv Technologies Holdings Inc	4.7%
Resideo Technologies Inc	4.7%
Napco Security Technologies Inc	4.6%
Sturm Ruger & Co Inc	4.6%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information, visit www.gunzetf.com/fund-info.

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semi-Annual Financial Statements

As of January 31, 2025

Tuttle Capital Self Defense
Index ETF

The financial statements and other information contained herein are submitted for the general information of the shareholders of the Tuttle Capital Self Defense Index ETF (the “ETF”). The ETF’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The ETF’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the ETF nor the ETF’s distributor is a bank.

The ETF is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC, 27609. There is no affiliation between the ETF, including its principals, and Capital Investment Group, Inc.

Schedule of Investments (unaudited)

As of January 31, 2025

	Shares	Value (Note 1)
Common Stocks - 92.87%
Application Software - 6.17%
Palantir Technologies Inc (a)	437	$36,048

Basic & Diversified Chemicals - 4.20%
Olin Corp (a)	838	24,545

Building Products - 4.50%
Fortune Brands Innovations Inc	367	26,303

Commercial & Residential Building Equipment & Systems - 24.23%
Allegion plc	199	26,413
Evolv Technologies Holdings Inc (a)	6,876	27,573
Johnson Controls International plc	344	26,832
Napco Security Technologies Inc (a)	739	27,121
OSI Systems Inc (a)	171	33,591
		141,530
Defense - 14.81%
AMMO Inc (a)	30,412	53,221
Axon Enterprise Inc (a)	51	33,261
		86,482
Industrial Wholesale & Rental - 4.67%
Resideo Technologies Inc (a)	1,211	27,272

Security Services - 10.31%
ADT Inc	4,398	33,777
Alarm.com Holdings Inc (a)	436	26,452
		60,229
Specialty Technology Hardware - 10.25%
Arlo Technologies Inc (a)	2,273	26,617
Teledyne Technologies Inc (a)	65	33,236
		59,853
Sporting Goods - 13.73%
Smith & Wesson Brands Inc (a)	2,578	27,043
Sturm Ruger & Co Inc (a)	760	27,056
Academy Sports & Outdoors Inc	499	26,103
		80,202

Investments, at Value (Cost $494,639) - 92.87%		542,464
Other Assets Less Liabilities - 7.13%		41,629
Net Assets - 100.00%		$584,093

(a)	Non-income producing security

See Notes to Financial Statements

Statement of Assets and Liabilities (unaudited)

As of January 31, 2025

Assets:
Investments, at value	$542,464
Cash	54,707
Due from Advisor	10,792
Total assets	607,963
Liabilities:
Professional fees	11,555
Trustee fees	2,206
Operational expenses	10,109
Total liabilities	23,870
Total Net Assets	$584,093
Net Assets Consist of:
Paid in capital	$541,665
Accumulated earnings	42,428
Total Net Assets	$584,093
Investments, at cost	$494,639

Capital Shares Outstanding, no par value (unlimited authorized shares)	20,000
Net Asset Value, Per Share	$29.20

See Notes to Financial Statements

Statement of Operations (unaudited)

For the period ended January 31, 2025 (a)

Investment Income:
Dividends (net of withholding tax of $94)	$1,511
Total Investment Income	1,511
Expenses:
Advisory fees	1,111
Administration fees	12,528
Professional fees	16,704
Custody fees	3,456
Distribution fees	6,851
Compliance fees	18,473
Fund Accounting Fee	12,184
Transfer agent fees	6,580
Shareholder fulfillment fees	1,751
Trustee fees	3,456
Security pricing fees	1,440
Insurance fees	1,584
Registration and filing expenses	432
Other expenses	1,727
Total Expenses	88,277
Fees waived by Advisor	(1,111)
Fees reimbursed by Advisor	(85,774)
Net Expenses	1,392
Net Investment Income	119
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss from investment transactions	(3,516)

Net change in unrealized appreciation on investments	47,825
Net Realized and Unrealized Gain (Loss) on Investments	44,309
Net Increase in Net Assets Resulting from Operations	$44,428

(a)	The fund commenced operations on September 9, 2024.

See Notes to Financial Statements

Statements of Changes in Net Assets  (unaudited)

For the period ended January 31, 2025 (a)

Operations:
Net investment income	$119
Net realized loss from investment transactions	(3,516)
Net change in unrealized appreciation on investments	47,825
Net Increase in Net Assets Resulting from Operations	44,428

Distributions to Shareholders From Distributable Earnings	(2,000)

Capital Share Transactions:
Shares sold	541,665
Shares repurchased	—
Net Increase in Net Assets Resulting from Capital Share Transactions	541,665
Net Increase in Net Assets	584,093
Net Assets:
Beginning of Period	—
End of Period	$584,093

Share Information:
Shares sold	20,000
Shares repurchased	—
Net Increase in Capital Shares	20,000

(a)	The fund commenced operations on September 9, 2024.

See Notes to Financial Statements

Financial Highlights  (unaudited)

For a share outstanding during each period ended	January 31, 2025(a)

Net Asset Value, Beginning of Period	$25.00

Income (Loss) from Investment Operations:
Net investment income (b)	0.01
Net realized and unrealized gain on investments	4.29
Total from Investment Operations	4.30

Less Distributions From:
Net investment income	(0.10)

Total Distributions	(0.10)
Net Asset Value, End of Period	$29.20
Total Return	17.24	%(d)

Net Assets, End of Period (in thousands)	$584

Ratios of:
Gross Expenses to Average Net Assets	59.14	%(c)
Net Expenses to Average Net Assets	0.95	%(c)
Net Investment Income to Average Net Assets	0.08	%(c)
Portfolio turnover rate	31.53	%(d)

(a)	The fund commenced operations on September 9, 2024.
(b)	Calculated using the average shares method.
(c)	Annualized
(d)	Not annualized

See Notes to Financial Statements

Tuttle Capital Self Defense Index ETF
Notes to Financial Statements (unaudited)

As of January 31, 2025

1.	Organization and Significant Accounting Policies

The Tuttle Capital Self Defense Index ETF, an exchange-traded fund (the “ETF”), is a non-diversified series of the Spinnaker ETF Series (the “Trust”). The Trust was established as a Delaware statutory trust under an Agreement and Declaration of Trust on December 21, 2016, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The ETF commenced operations on September 10, 2024. The investment objective of the ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the total return performance of the AJN Self Defense U.S. Equity Index (the “Index”). The ETF invests at least 80% of its total assets in the component securities of the Index. Unlike many investment companies, the ETF does not try to “beat” the Index and does not seek temporary defensive positions when markets decline or appear overvalued. The ETF will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in U.S. exchange listed common stock of companies who engage in, to any extent, the manufacture, service, supply and distribution of personal and law enforcement defense equipment and protection services.

The Trust will issue and redeem shares at Net Asset Value (“NAV”) only in a large specified number of shares called a “Creation Unit” or multiples thereof. A Creation Unit consists of 10,000 shares. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash. As a practical matter, only authorized participants may purchase or redeem these Creation Units. Except when aggregated in Creation Units, the shares are not redeemable securities of the ETF. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in proper form by Capital Investment Group, Inc. (the “Distributor”). Individual shares of the ETF may only be purchased and sold in secondary market transactions through brokers. Shares of the ETF are listed for trading on the Chicago Board Options Exchange (“CBOE BZX” or the “Exchange”) under the trading symbol GUNZ, and because shares will trade at market prices rather than NAV, shares of the ETF may trade at a price greater than or less than NAV.

The following is a summary of significant accounting policies consistently followed by the ETF. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The ETF follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies.”

Investment Valuation

The ETF’s debt securities are valued at market value. Market value generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer), or (iii) based on amortized cost. The ETF’s debt securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. To the extent the ETF’s debt securities are valued based on price quotations or other equivalent indications of value provided by a third-party pricing service, any such third-party pricing service may use a variety of methodologies to value some or all of a Fund’s debt securities to determine the market price. For example, the prices of securities with characteristics similar to those held by the ETF may be used to assist with the pricing process. In addition, the pricing service may use proprietary pricing models. Equity securities are valued at the last reported sale price on the principal exchange on which such securities are traded, as of the close of regular trading on the Exchange on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded in over-the-counter markets are valued at the NASDAQ Official Closing Price as of the close of regular trading on the Exchange on the day the securities are valued or, if there are no sales, at the mean of the most recent bid and asked prices. Securities for which market quotations (or other market valuations such as those obtained from a pricing service) are not readily available, including restricted securities, are valued by a method that the Board of Trustees (“Trustees”) believe accurately reflects fair value. Securities will be valued at fair value when market quotations (or other market valuations such as those obtained from a pricing service) are not readily available or are deemed unreliable, such as when a security’s value or meaningful portion of a Fund’s portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the principal exchange and the Exchange. In such a case, the value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

Tuttle Capital Self Defense Index ETF
Notes to Financial Statements (unaudited)

As of January 31, 2025

Trading in securities on many foreign securities exchanges and over-the-counter markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days that are not U.S. business days. Changes in valuations on certain securities may occur at times or on days on which a Fund’s net asset value is not calculated and on which a Fund does not effect sales, redemptions and exchanges of its Shares.

Fair Value Measurement

The ETF has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements. Various inputs are used in determining the value of the ETF's investments. These inputs are summarized in the three broad levels listed below:

Level 1:   Unadjusted quoted prices in active markets for identical securities assets or liabilities that the funds have the ability to access.

Level 2:  Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, credit spreads, yield curves, and market-collaborated input.

Level 3:   Unobservable inputs for the asset or liability to the extent that observable inputs are not available, representing the assumptions that a market participant would use in valuing the asset or liability at the measurement date; they would be based on the best information available, which may include the funds’ own data.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of January 31, 2025 for the ETF’s assets measured at fair value:

	Total	Level 1	Level 2	Level 3(a)
Assets
Common Stocks	$542,464	$542,464	$—	$—
Total Assets	$542,464	$542,464	$—	$—
(a)	The ETF did not hold any Level 3 securities during the year.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income and expenses are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion/amortization of discounts and premiums using the effective interest method. Gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.

Expenses

The ETF bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions

The ETF may declare and distribute dividends from net investment income, if any, monthly. The ETF generally declares and distributes capital gains, if any, annually. Dividends and distributions to shareholders are recorded on ex-date.

Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Tuttle Capital Self Defense Index ETF
Notes to Financial Statements (unaudited)

As of January 31, 2025

2.	Risk Considerations

Equity Securities Risk. Investments in equity securities may fluctuate in value in response to many factors, including general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses. During temporary or extended bear markets, the value of equity securities will decline, which could also result in losses for the Fund.

Market Risk. Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market. Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general. The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions. The Fund’s performance per share will change daily in response to such factors.

Sampling Risk. The Fund's use of a representative sampling approach, if used, could result in its holding a smaller number of securities than are in the Index.  As a result, an adverse development with an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Index.

Non-Diversification Risk. The Fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological, or regulatory occurrence than the portfolio of a diversified fund.

Valuation Risk. The sales price that the Fund could receive for a security may differ from the Fund's valuation of the security and may differ from the value used by Index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

Concentration Risk.  Because the Fund may concentrate its investments in a particular industry or group of industries, to the extent the Index does, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that industry. As a result, the Fund's share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries. Additionally, some industries could be subject to greater government regulation than other industries. Therefore, changes in regulatory policies for those industries may have a material effect on the value of securities issued by companies in those industries. The industries in which the Fund may invest, directly or indirectly, will vary based on the investments of the Index.

Sector Risk. Sector risk is the possibility that securities within the same sector will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of sectors. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.

●	Consumer Discretionary. The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income, consumer preferences, social trends, prevailing social attitudes regarding firearms, and marketing campaigns.

●	Industrials. The industrials sector is subject the adverse effects on stock prices by supply and demand both for their specific product or service and for industrials industry products in general; decline in demand for products due to rapid technological developments and frequent new product introduction; adverse effects on securities prices and profitability from government regulation, world events and economic conditions; and risks for environmental damage and product liability claims.

●	Technology. Technology companies may have limited product lines, markets, financial resources, or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Companies in the technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which is particularly heighted for companies involved in the manufacture, service, supply and distribution of personal and law enforcement defense equipment and protection services.

Tuttle Capital Self Defense Index ETF
Notes to Financial Statements (unaudited)

As of January 31, 2025

●	Regulatory Risk. Companies that manufacture, service, supply, or distribute personal and law enforcement defense equipment and protection services may be subject to heightened regulatory risk related to increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Small-Cap and Mid-Cap Securities Risk. The Fund may invest in securities of small-cap and mid-cap companies, which involve greater volatility than investing in larger and more established companies. Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies. Securities of these types of companies have limited market liquidity, and their prices may be more volatile. You should expect that the value of the Fund’s shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

ETF Structure Risks.  The Fund is structured as an ETF and as a result is subject to the special risks, including:

○	Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units” which are only available to authorized participants (“Authorized Participants” or “APs”). Retail investors may only purchase or sell shares on the Exchange. APs may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

○	Trading Issues. An active trading market for the Fund's shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund's shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund's shares.

○	Cash purchases. To the extent Creation Units are purchased by APs in cash instead of in-kind, the Fund will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on the Fund and impact the Fund’s NAV if not fully offset by transaction fees paid by the APs.

○	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund's net asset value.

●	To the extent Authorized Participants exit the business or are unable to process creations or redemptions and no other Authorized Participant can step in to do so, there may be a significantly reduced trading market in the Fund's shares, which can lead to differences between the market value of Fund shares and the Fund's net asset value.

●	The market price for the Fund's shares may deviate from the Fund's net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Fund shares than the Fund's net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price.

●	When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund's shares is open, there may be changes from the last quote of the closed market and the quote from the Fund's domestic trading day, which could lead to differences between the market value of the Fund's shares and the Fund's net asset value.

●	In stressed market conditions, the market for the Fund's shares may become less liquid in response to the deteriorating liquidity of the Fund's portfolio. This adverse effect on the liquidity of the Fund's shares may, in turn, lead to differences between the market value of the Fund's shares and the Fund's net asset value.

Authorized Participant Risk. Only Authorized Participants may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). Authorized Participant concentration risk may be heightened for exchange-traded funds (ETFs), such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Tuttle Capital Self Defense Index ETF
Notes to Financial Statements (unaudited)

As of January 31, 2025

Limited History of Operations Risk. The Fund has a limited history of operations. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Cybersecurity Risk. As part of its business, the Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Advisor and the Fund are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.

Investment Risk. Various sectors of the global financial markets have been experiencing an extended period of adverse conditions. Market uncertainty has increased dramatically, particularly in the United States and Europe, and adverse market conditions have expanded to other markets. These conditions have resulted in disruption of markets, periods of reduced liquidity, greater volatility, general volatility of spreads, an acute contraction in the availability of credit and a lack of price transparency. The long-term impact of these events is uncertain but could continue to have a material effect on general economic conditions, consumer and business confidence and market liquidity.

Major public health issues, such as COVID-19, have at times, and may in the future impact the Fund. The COVID-19 pandemic caused substantial market volatility and global business disruption and impacted the global economy in significant and unforeseen ways. Any public health emergency, including the COVID-19 pandemic or any outbreak of other existing or new epidemic diseases or the threat thereof, and the resulting financial and economic market uncertainty, could have a material adverse impact on the Fund or its investments. Moreover, changes in interest rates, travel advisories, quarantines, and restrictions, disrupted supply chains and industries, impact on labor markets, reduced liquidity or a slowdown in U.S. or global economic conditions resulting from a future public health crisis may also adversely affect the Fund or its investments. COVID-19, or any other health crisis and the current or any resulting financial, economic, and capital markets environment, and future developments in these and other areas present uncertainty and risk with respect to the Fund’s NAV, performance, financial condition, results of operations, ability to pay distributions, make share repurchases and portfolio liquidity, among other factors.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Passive Investment Risk. The Fund is not actively managed and, therefore, would not sell an equity security due to current or projected underperformance of such security, industry, or sector, unless that security is removed from the Index.

Tracking Error Risk. The Fund's return may not match or achieve a high degree of correlation with the return of the Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund sought to replicate the Index.

3.	Transactions with Related Parties and Service Providers

Advisor

Pursuant to the Advisory Agreement, the Advisor is paid a monthly management fee from the ETF based on a percentage of the ETF’s average daily net assets, at an annual rate of 0.75%.

The Advisor has entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust, on behalf of the ETF, under which it has agreed to waive or reduce its management fees and to assume other expenses of the ETF, if necessary, in an amount that limits the ETF’s annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of the ETF’s service providers (other than the Advisor)) to not more than 0.94% of the average daily net assets of the ETF. Net annual operating expenses for the ETF may exceed this limit to the extent that the ETF incurs expenses enumerated above as exclusions. The Expense Limitation Agreement runs through November 30, 2025, and may be terminated by the Board of Trustees at any time for any reason. In consideration of the Advisor’s agreement to limit the ETFs’ expenses, the ETF has agreed to repay the Advisor in the amount of any fees waived and ETF expenses paid or absorbed, such to the limitations that: (i) the reimbursement will be made only for fees and expenses incurred not more than three years from the date in which they were incurred, and (ii) the reimbursement may not be made if it would cause the lesser of the expense limitation in place at the time of waiver or at the time of reimbursement to be exceeded.

Tuttle Capital Self Defense Index ETF
Notes to Financial Statements (unaudited)

As of January 31, 2025

4.	Trustees and Officers

The Board is responsible for the management and supervision of the ETF. The Trustees approve all significant agreements between the Trust, on behalf of the ETF, and those companies that furnish services to the ETF; review performance of the Advisor and the ETF; and oversee activities of the ETF. Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust. Effective January 1, 2025, the Trustees who are not “interested persons” of the Trust or the Advisor within the meaning of the 1940 Act (the “Independent Trustees”) receive an annual retainer of $7,500 per year payable quarterly and $2,500 per series in the Trust. In addition, Independent Trustees receive an additional $1,500 per special meeting held. Prior to January 1, 2025, the Independent Trustees received $5,000 per year payable quarterly and $2,000 per series in the Trust.

The Trust will reimburse each Trustee and officer of the Trust for his or her travel and other expenses relating to attendance of Board meetings. Additional fees may also be incurred during the year as special meetings are necessary in addition to the regularly scheduled meetings of the Board.

Certain officers of the Trust may also be officers of the Advisor or the Administrator.

5.	Purchases and Sales of Investment Securities

For the fiscal period ended January 31, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Non-U.S. Government Securities	Proceeds from Sales of Non-U.S. Government Securities	Purchases of U.S. Government Securities	Proceeds from Sales of U.S. Government Securities	In-Kind Purchases	In-Kind Sales
$118,708	$156,944	$—	$—	$536,391	$—

6.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. The general ledger is adjusted for permanent book/tax differences to reflect tax character but is not adjusted for temporary differences.

At January 31, 2025, the tax-basis cost of investments and components of accumulated deficit were as follows:

Cost of Investments	$494,639

Gross Unrealized Appreciation	64,860
Gross Unrealized Depreciation	(17,035)
Net Unrealized Appreciation (Depreciation)	47,825

The difference between book-basis and tax-basis net unrealized appreciation (depreciation) is primarily attributable to the deferral of losses from wash sales.

7.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the ETF. In addition, in the normal course of business, the Trust enters into contracts with its service providers, on behalf of the ETF, and others that provide for general indemnifications. The ETF’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the ETF. The ETF expects risk of loss to be remote.

Tuttle Capital Self Defense Index ETF
Notes to Financial Statements (unaudited)

As of January 31, 2025

8.	Subsequent Events

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of the financial statements. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

Tuttle Capital Self Defense Index ETF
Additional Information (unaudited)

As of January 31, 2025

Tax Information

We are required to advise you within 60 days of the ETF’s fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year. The following information is provided for the ETF’s fiscal year ended January 31, 2025.

During the fiscal year, the ETF paid no income or long-term capital distributions.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income. However, many retirement plans may need this information for their annual information meeting.

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in early 2025, to determine the calendar year amounts to be included in their 2024 tax returns. Shareholders should consult a tax advisor regarding the tax consequences of investments in the ETF.

Changes In and Disagreements with Accountants

There were no changes in or disagreements with the accountants during the period.

Matters Submitted for Shareholder Vote

Not applicable

Remuneration Paid to Directors, Officers and Others

The aggregate compensation paid by the ETF to the Trustees for the period of this report was $3,456. For the period of this report, no special compensation was paid to the Trustees, no compensation was paid to any officer of the ETF, and no compensation was paid to any person of whom any officer or director of the ETF is an affiliated person.

Approval of Investment Advisory Agreements

In connection with an organizational Board meeting held on September 14, 2023, the Board, including a majority of the Independent Trustees, discussed the approval of a management agreement between the Trust and the Advisor, with respect to the ETF (the “Investment Advisory Agreement”).

The Trustees were assisted by legal counsel throughout the process. The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Investment Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Investment Advisory Agreement. In connection with their deliberations regarding approval of the Investment Advisory Agreement, the Trustees reviewed materials prepared by the Advisor.

In deciding on whether to approve the proposed Investment Advisory Agreement, the Trustees considered numerous factors, including:

(i)	Nature, Extent, and Quality of Services. The Trustees considered the responsibilities of the Advisor under the proposed Investment Advisory Agreement. The Trustees reviewed the services to be provided by the Advisor to the ETF including, without limitation, the quality of its investment advisory services; assuring compliance with the ETF’s investment objectives, policies, and limitations; and its coordination of services for the ETF among the ETF’s service providers. The Trustees evaluated: the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel; compliance program; and financial condition.

After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., descriptions of the Advisor’s business and compliance program), the Board concluded that the nature, extent, and quality of the services to be provided by the Advisor were satisfactory and adequate for the ETF.

Tuttle Capital Self Defense Index ETF
Additional Information (unaudited)

As of January 31, 2025

(ii)	Performance. The Board noted that, as the ETF had not yet launched and therefore, had no performance to review. It was also noted that the Advisor’s existing ETFs had been presented for comparison. It was noted that each ETF had underperformed its respective benchmark for the periods shown, except for one ETF that had outperformed the benchmark for the since inception period. The Independent Trustees discussed the Advisor’s explanations for the underperformance. The Board discussed projections and estimated size of the ETF over time. After further discussion, the Trustees considered the experience of the personnel of the Advisor and determined that the performance was satisfactory.

(iii)	Fees and Expenses. The Trustees compared the proposed advisory fee and expense ratio of the ETF to other comparable funds. The Board noted that, for the ETF, both the management fee and expense ratio were higher than the peer group average but lower than the category average and lower than the fee charged to other similar accounts of the Advisor. The Board also noted that both the management fee and expense ratio appeared to be within the range of fees charged in the peer group. Upon further consideration and discussion of the foregoing, the Board determined that the fee to be paid to the Advisor was fair and reasonable in relation to the nature and quality of the services to be provided by the Advisor and that it reflected charges that were within a range of what could have been negotiated at arm's length.

(iv)	Profitability. The Board reviewed the Advisor’s profitability analysis in connection with its management of the ETF. It was noted that the Advisor did not expect to be profitable with respect to the ETF for the first 12 months of managing the ETF but did expect to be profitable with respect to the ETF over the second 12 months of managing the ETF.

(v)	Economies of Scale. The Trustees noted that the ETF would not immediately realize economies of scale upon launch. The Trustees reviewed the ETF’s fee arrangements for breakpoints or other provisions that would allow the ETF’s shareholders to benefit from economies of scale in the future as the ETF grew. The Trustees determined that the maximum management fee would remain the same regardless of the ETF’s asset levels. It was pointed out that breakpoints in the advisory fee could be reconsidered in the future as the ETF grew.

Conclusion. Having reviewed and discussed in depth such information from the Advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement and as assisted by the advice of legal counsel, the Trustees concluded that approval of the Investment Advisory Agreement was in the best interest of the shareholders of the ETF.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

No changes during the period.

Item 9.	Proxy Disclosure for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7 of this Form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

None.

Item 16.	Controls and Procedures.

(a)	The President and Principal Executive Officer and the Treasurer, Principal Accounting Officer, and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing of this report.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not applicable.

(a)(3)	A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act.

Filed herewith.

(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report or on behalf of the registrant to 10 or more persons.

Not applicable.

(a)(5)	Change in the registrant’s independent public accountant.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Spinnaker ETF Series

/s/ Katherine M. Honey
Date: April 3, 2025	Katherine M. Honey President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
Date: April 3, 2025	Katherine M. Honey President and Principal Executive Officer

/s/ Peter McCabe
Date: April 3, 2025	Peter McCabe Treasurer, Principal Accounting Officer, and Principal Financial Officer